Property, plant and equipment - Commitments under non-cancellable operating leases (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Total commitments under non‑cancellable operating leases	€ 160	€ 167	€ 163
Not later than one year
Property, plant and equipment
Total commitments under non‑cancellable operating leases	29	30	27
Later than one year and not later than five years
Property, plant and equipment
Total commitments under non‑cancellable operating leases	64	69	69
Later than five years
Property, plant and equipment
Total commitments under non‑cancellable operating leases	€ 67	€ 68	€ 67